UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00642

Deutsche DWS International Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2025

Item 1.	Reports to Stockholders.

(a)

DWS Emerging Markets Equity Fund

Class A: SEKAX

Semi-Annual Shareholder Report—April 30, 2025

This semi-annual shareholder report contains important information about DWS Emerging Markets Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.69%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	57,815,373
Number of Portfolio Holdings	72
Portfolio Turnover Rate (%)	48
Total Net Advisory Fees Paid ($)	97,737

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Exchange-Traded Funds	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	32%
Information Technology	25%
Consumer Discretionary	20%
Communication Services	9%
Energy	3%
Industrials	3%
Consumer Staples	2%
Materials	2%
Real Estate	1%
Health Care	1%

Geographical Diversification

Country	% of Net Assets
China	27%
Taiwan	18%
India	16%
Korea	8%
Hong Kong	5%
Brazil	4%
Netherlands	3%
Poland	3%
Turkey	3%
South Africa	2%
Other	10%

Ten Largest Equity Holdings

Holdings	47.7% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	13.4%
Tencent Holdings Ltd. (China)	6.9%
ICICI Bank Ltd. (India)	4.8%
Alibaba Group Holding Ltd. (China)	4.6%
HDFC Bank Ltd. (India)	3.7%
Prosus NV (Netherlands)	3.2%
AIA Group Ltd. (Hong Kong)	3.2%
BYD Co., Ltd. (China)	3.1%
MediaTek, Inc. (Taiwan)	2.6%
Capitec Bank Holdings Ltd. (South Africa)	2.2%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DEMEF-TSRS-A

R-105731-1 (06/25)

DWS Emerging Markets Equity Fund

Class C: SEKCX

Semi-Annual Shareholder Report—April 30, 2025

This semi-annual shareholder report contains important information about DWS Emerging Markets Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$95	1.92%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 2.34%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	57,815,373
Number of Portfolio Holdings	72
Portfolio Turnover Rate (%)	48
Total Net Advisory Fees Paid ($)	97,737

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Exchange-Traded Funds	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	32%
Information Technology	25%
Consumer Discretionary	20%
Communication Services	9%
Energy	3%
Industrials	3%
Consumer Staples	2%
Materials	2%
Real Estate	1%
Health Care	1%

Geographical Diversification

Country	% of Net Assets
China	27%
Taiwan	18%
India	16%
Korea	8%
Hong Kong	5%
Brazil	4%
Netherlands	3%
Poland	3%
Turkey	3%
South Africa	2%
Other	10%

Ten Largest Equity Holdings

Holdings	47.7% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	13.4%
Tencent Holdings Ltd. (China)	6.9%
ICICI Bank Ltd. (India)	4.8%
Alibaba Group Holding Ltd. (China)	4.6%
HDFC Bank Ltd. (India)	3.7%
Prosus NV (Netherlands)	3.2%
AIA Group Ltd. (Hong Kong)	3.2%
BYD Co., Ltd. (China)	3.1%
MediaTek, Inc. (Taiwan)	2.6%
Capitec Bank Holdings Ltd. (South Africa)	2.2%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DEMEF-TSRS-C

R-105731-1 (06/25)

DWS Emerging Markets Equity Fund

Class R6: SEKRX

Semi-Annual Shareholder Report—April 30, 2025

This semi-annual shareholder report contains important information about DWS Emerging Markets Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$45	0.92%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.27%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	57,815,373
Number of Portfolio Holdings	72
Portfolio Turnover Rate (%)	48
Total Net Advisory Fees Paid ($)	97,737

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Exchange-Traded Funds	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	32%
Information Technology	25%
Consumer Discretionary	20%
Communication Services	9%
Energy	3%
Industrials	3%
Consumer Staples	2%
Materials	2%
Real Estate	1%
Health Care	1%

Geographical Diversification

Country	% of Net Assets
China	27%
Taiwan	18%
India	16%
Korea	8%
Hong Kong	5%
Brazil	4%
Netherlands	3%
Poland	3%
Turkey	3%
South Africa	2%
Other	10%

Ten Largest Equity Holdings

Holdings	47.7% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	13.4%
Tencent Holdings Ltd. (China)	6.9%
ICICI Bank Ltd. (India)	4.8%
Alibaba Group Holding Ltd. (China)	4.6%
HDFC Bank Ltd. (India)	3.7%
Prosus NV (Netherlands)	3.2%
AIA Group Ltd. (Hong Kong)	3.2%
BYD Co., Ltd. (China)	3.1%
MediaTek, Inc. (Taiwan)	2.6%
Capitec Bank Holdings Ltd. (South Africa)	2.2%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DEMEF-TSRS-R6

R-105731-1 (06/25)

DWS Emerging Markets Equity Fund

Class S: SEMGX

Semi-Annual Shareholder Report—April 30, 2025

This semi-annual shareholder report contains important information about DWS Emerging Markets Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$49	1.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.45%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	57,815,373
Number of Portfolio Holdings	72
Portfolio Turnover Rate (%)	48
Total Net Advisory Fees Paid ($)	97,737

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Exchange-Traded Funds	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	32%
Information Technology	25%
Consumer Discretionary	20%
Communication Services	9%
Energy	3%
Industrials	3%
Consumer Staples	2%
Materials	2%
Real Estate	1%
Health Care	1%

Geographical Diversification

Country	% of Net Assets
China	27%
Taiwan	18%
India	16%
Korea	8%
Hong Kong	5%
Brazil	4%
Netherlands	3%
Poland	3%
Turkey	3%
South Africa	2%
Other	10%

Ten Largest Equity Holdings

Holdings	47.7% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	13.4%
Tencent Holdings Ltd. (China)	6.9%
ICICI Bank Ltd. (India)	4.8%
Alibaba Group Holding Ltd. (China)	4.6%
HDFC Bank Ltd. (India)	3.7%
Prosus NV (Netherlands)	3.2%
AIA Group Ltd. (Hong Kong)	3.2%
BYD Co., Ltd. (China)	3.1%
MediaTek, Inc. (Taiwan)	2.6%
Capitec Bank Holdings Ltd. (South Africa)	2.2%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DEMEF-TSRS-S

R-105731-1 (06/25)

DWS Emerging Markets Equity Fund

Institutional Class: SEKIX

Semi-Annual Shareholder Report—April 30, 2025

This semi-annual shareholder report contains important information about DWS Emerging Markets Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.92%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.31%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	57,815,373
Number of Portfolio Holdings	72
Portfolio Turnover Rate (%)	48
Total Net Advisory Fees Paid ($)	97,737

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Exchange-Traded Funds	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	32%
Information Technology	25%
Consumer Discretionary	20%
Communication Services	9%
Energy	3%
Industrials	3%
Consumer Staples	2%
Materials	2%
Real Estate	1%
Health Care	1%

Geographical Diversification

Country	% of Net Assets
China	27%
Taiwan	18%
India	16%
Korea	8%
Hong Kong	5%
Brazil	4%
Netherlands	3%
Poland	3%
Turkey	3%
South Africa	2%
Other	10%

Ten Largest Equity Holdings

Holdings	47.7% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	13.4%
Tencent Holdings Ltd. (China)	6.9%
ICICI Bank Ltd. (India)	4.8%
Alibaba Group Holding Ltd. (China)	4.6%
HDFC Bank Ltd. (India)	3.7%
Prosus NV (Netherlands)	3.2%
AIA Group Ltd. (Hong Kong)	3.2%
BYD Co., Ltd. (China)	3.1%
MediaTek, Inc. (Taiwan)	2.6%
Capitec Bank Holdings Ltd. (South Africa)	2.2%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DEMEF-TSRS-I

R-105731-1 (06/25)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

April 30, 2025
Semiannual Financial Statements and Other Information
DWS Emerging Markets Equity Fund

Contents
3	Investment Portfolio
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Financial Highlights
17	Notes to Financial Statements
28	Shareholder Meeting Results
29	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Emerging Markets Equity Fund

Investment Portfolioas of April 30, 2025 (Unaudited)

	Shares	Value ($)
Equity Securities 98.5%
Argentina 2.1%
Grupo Financiero Galicia SA (ADR)* (Cost $315,198)	20,000	1,208,000
Brazil 4.1%
Banco Bradesco SA (ADR)	130,000	319,800
Cosan SA	750,000	1,026,845
Magazine Luiza SA	200,000	328,450
Pagseguro Digital Ltd. “A” *	40,000	401,200
Petroleo Brasileiro SA	1,000	5,647
Raia Drogasil SA	75,000	262,196
(Cost $2,231,216)		2,344,138
China 27.0%
Alibaba Group Holding Ltd.	175,000	2,637,876
ANTA Sports Products Ltd.	60,000	707,139
Baidu, Inc. (ADR)*	6,000	526,920
BYD Co., Ltd. “H”	37,500	1,779,067
JD.com, Inc. “A”	60,000	981,516
Meituan “B” 144A*	37,500	624,782
Naura Technology Group Co., Ltd. “A”	17,500	1,084,831
NetEase, Inc. (ADR)	100	10,706
Ping An Insurance Group Co. of China Ltd. “H”	200,000	1,195,402
Shenzhen Mindray Bio-medical Electronics Co., Ltd. “A”	10,300	311,004
Tencent Holdings Ltd.	65,000	3,990,434
Tongcheng Travel Holdings Ltd. REG S	150,000	394,719
Wuxi Biologics Cayman, Inc. 144A*	99,000	290,496
Xiaomi Corp. “B” 144A*	125,000	802,144
XPeng, Inc. “A” *	27,500	260,209
(Cost $10,410,832)		15,597,245
Georgia 0.0%
TBC Bank Group PLC (Cost $3,217)	100	6,321
Hong Kong 4.7%
AIA Group Ltd.	250,000	1,862,304
Hong Kong Exchanges & Clearing Ltd.	20,000	874,936
(Cost $2,959,578)		2,737,240
India 16.4%
Avenue Supermarts Ltd. 144A*	7,500	371,572
Bharti Airtel Ltd.	42,500	936,273
CreditAccess Grameen Ltd.	55,000	702,772
The accompanying notes are an integral part of the financial statements.

DWS Emerging Markets Equity Fund	|	3

	Shares	Value ($)
Dabur India Ltd.	25,000	143,319
Godrej Properties Ltd.*	15,000	379,848
HDFC Bank Ltd.	75,000	1,702,765
HDFC Bank Ltd. (ADR)	6,000	436,140
Hindustan Unilever Ltd.	7,500	206,985
ICICI Bank Ltd.	165,000	2,776,942
Infosys Ltd.	20,000	351,705
Larsen & Toubro Ltd.	5,000	197,410
LIC Housing Finance Ltd.	65,000	461,797
Reliance Industries Ltd.	35,000	577,137
Reliance Industries Ltd. 144A, (GDR)	2,500	163,250
Varun Beverages Ltd.	10,500	64,533
(Cost $6,039,006)		9,472,448
Indonesia 1.9%
Ciputra Development Tbk. PT	7,500,000	416,944
PT Bank Central Asia Tbk	600,000	319,359
PT Bank Mandiri Persero Tbk	1,250,000	368,400
(Cost $1,284,666)		1,104,703
Kazakhstan 1.8%
Kaspi.KZ JSC (ADR) (Cost $1,191,485)	11,500	1,010,735
Korea 7.5%
DB Insurance Co., Ltd.	4,500	288,416
Hyundai Motor Co.	1,500	201,747
KB Financial Group, Inc.	13,500	858,814
Kia Corp.	5,000	318,539
Samsung Electronics Co., Ltd.	27,500	1,075,774
Samsung Fire & Marine Insurance Co., Ltd.	3,000	790,704
SK Hynix, Inc.	6,500	821,403
(Cost $3,342,060)		4,355,397
Mexico 0.0%
BBB Foods, Inc. “A” *	100	3,056
Corp. Inmobiliaria Vesta SAB de CV	1,000	2,734
Gentera SAB de CV	1,000	1,744
(Cost $7,903)		7,534
Netherlands 3.2%
Prosus NV (a) (Cost $1,646,681)	40,000	1,870,030
Poland 3.0%
Alior Bank SA	20,000	543,599
The accompanying notes are an integral part of the financial statements.

4	|	DWS Emerging Markets Equity Fund

	Shares	Value ($)
Bank Polska Kasa Opieki SA*	14,000	703,526
InPost SA*	30,000	506,499
(Cost $1,443,633)		1,753,624
Singapore 2.1%
Trip.com Group Ltd. (Cost $670,790)	20,000	1,196,767
South Africa 2.2%
Capitec Bank Holdings Ltd. (Cost $1,099,697)	6,750	1,256,559
Taiwan 18.2%
Alchip Technologies Ltd.	12,000	808,243
Hon Hai Precision Industry Co., Ltd.	100,000	447,907
MediaTek, Inc.	35,000	1,491,226
Taiwan Semiconductor Manufacturing Co., Ltd.	268,803	7,749,419
(Cost $3,006,642)		10,496,795
Turkey 2.6%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	125,000	327,294
Pegasus Hava Tasimaciligi AS*	90,000	522,697
Turkiye Sinai Kalkinma Bankasi AS*	1,000,000	273,167
Yapi ve Kredi Bankasi AS*	650,000	386,672
(Cost $1,804,325)		1,509,830
United Kingdom 1.7%
Endeavour Mining PLC (Cost $847,902)	37,500	1,010,171
Total Equity Securities (Cost $38,304,831)		56,937,537
Exchange-Traded Funds 0.0%
iShares MSCI Saudi Arabia ETF (Cost $4,048)	100	4,043
Securities Lending Collateral 3.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.24% (b) (c) (Cost $1,706,250)	1,706,250	1,706,250
Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 4.36% (b) (Cost $706,326)	706,326	706,326

The accompanying notes are an integral part of the financial statements.

DWS Emerging Markets Equity Fund	|	5

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $40,721,455)	102.7	59,354,156
Other Assets and Liabilities, Net	(2.7)	(1,538,783)
Net Assets	100.0	57,815,373
A summary of the Fund’s transactions with affiliated investments during the period ended April 30, 2025 are as follows:
Value ($) at 10/31/2024	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 4/30/2025	Value ($) at 4/30/2025
Securities Lending Collateral 3.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.24% (b) (c)
—	1,706,250 (d)	—	—	—	51	—	1,706,250	1,706,250
Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 4.36% (b)
145,527	18,978,858	18,418,059	—	—	7,852	—	706,326	706,326
145,527	20,685,108	18,418,059	—	—	7,903	—	2,412,576	2,412,576

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at April 30, 2025 amounted to $1,636,278, which is 2.8% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended April 30, 2025.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
JSC: Joint Stock Company
MSCI: Morgan Stanley Capital International
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the
United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

Securities are listed in country of domicile.
The accompanying notes are an integral part of the financial statements.

6	|	DWS Emerging Markets Equity Fund

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Equity Securities
Argentina	$1,208,000	$—	$—	$1,208,000
Brazil	2,344,138	—	—	2,344,138
China	537,626	15,059,619	—	15,597,245
Georgia	—	6,321	—	6,321
Hong Kong	—	2,737,240	—	2,737,240
India	979,238	8,493,210	—	9,472,448
Indonesia	—	1,104,703	—	1,104,703
Kazakhstan	1,010,735	—	—	1,010,735
Korea	—	4,355,397	—	4,355,397
Mexico	7,534	—	—	7,534
Netherlands	—	1,870,030	—	1,870,030
Poland	—	1,753,624	—	1,753,624
Singapore	—	1,196,767	—	1,196,767
South Africa	—	1,256,559	—	1,256,559
Taiwan	—	10,496,795	—	10,496,795
Turkey	—	1,509,830	—	1,509,830
United Kingdom	—	1,010,171	—	1,010,171
Exchange-Traded Funds	4,043	—	—	4,043
Short-Term Investments (a)	2,412,576	—	—	2,412,576
Total	$8,503,890	$50,850,266	$—	$59,354,156

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

DWS Emerging Markets Equity Fund	|	7

Statement of Assets and Liabilities
as of April 30, 2025 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $38,308,879) — including $1,636,278 of securities loaned	$56,941,580
Investment in DWS Government & Agency Securities Portfolio (cost $1,706,250)*	1,706,250
Investment in DWS Central Cash Management Government Fund (cost $706,326)	706,326
Foreign currency, at value (cost $111,752)	113,042
Receivable for investments sold	964,769
Receivable for Fund shares sold	9,843
Dividends receivable	18,958
Affiliated securities lending income receivable	9
Foreign taxes recoverable	3,785
Other assets	43,330
Total assets	60,507,892
Liabilities
Payable upon return of securities loaned	1,706,250
Payable for investments purchased	478,462
Payable for Fund shares redeemed	15,849
Deferred foreign taxes payable	374,925
Accrued management fee	6,708
Accrued Directors' fees	1,472
Other accrued expenses and payables	108,853
Total liabilities	2,692,519
Net assets, at value	$57,815,373
Net Assets Consist of
Distributable earnings (loss)	(58,260,411)
Paid-in capital	116,075,784
Net assets, at value	$57,815,373
*
Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.

8	|	DWS Emerging Markets Equity Fund

Statement of Assets and Liabilities as of April 30, 2025 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($6,795,084 ÷ 369,211 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$18.40
Maximum offering price per share (100 ÷ 94.25 of $18.40)	$19.52
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($1,191,145 ÷ 73,216 shares of capital stock outstanding, $.01 par value, 20,000,000 shares authorized)	$16.27
Class R6
Net Asset Value, offering and redemption price per share ($335,807 ÷ 17,999 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$18.66
Class S
Net Asset Value, offering and redemption price per share ($30,118,762 ÷ 1,614,308 shares of capital stock outstanding, $.01 par value, 100,000,000 shares authorized)	$18.66
Institutional Class
Net Asset Value, offering and redemption price per share ($19,374,575 ÷ 1,039,778 shares of capital stock outstanding, $.01 par value, 100,000,000 shares authorized)	$18.63
The accompanying notes are an integral part of the financial statements.

DWS Emerging Markets Equity Fund	|	9

Statement of Operations
for the six months ended April 30, 2025 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $64,445)	$323,380
Interest	607
Income distributions — DWS Central Cash Management Government Fund	7,852
Affiliated securities lending income	51
Total income	331,890
Expenses:
Management fee	212,482
Administration fee	29,444
Services to shareholders	62,098
Distribution and service fees	15,571
Custodian fee	17,008
Audit fee	30,863
Legal fees	8,507
Tax fees	2,984
Reports to shareholders	16,705
Registration fees	33,699
Directors' fees and expenses	2,048
Other	38,577
Total expenses before expense reductions	469,986
Expense reductions	(155,836)
Total expenses after expense reductions	314,150
Net investment income	17,740
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments (net of foreign taxes of $193,032)	1,468,625
Foreign currency	(11,169)
1,457,456
Change in net unrealized appreciation (depreciation) on:
Investments (including deferred foreign taxes of $145,564)	(2,118,881)
Foreign currency	152,864
(1,966,017)
Net gain (loss)	(508,561)
Net increase (decrease) in net assets resulting from operations	$(490,821)
The accompanying notes are an integral part of the financial statements.

10	|	DWS Emerging Markets Equity Fund

Statements of Changes in Net Assets
	Six Months Ended April 30, 2025	Year Ended October 31,
Increase (Decrease) in Net Assets	(Unaudited)	2024
Operations:
Net investment income	$17,740	$797,977
Net realized gain (loss)	1,457,456	16,231,746
Change in net unrealized appreciation (depreciation)	(1,966,017)	1,161,646
Net increase (decrease) in net assets resulting from operations	(490,821)	18,191,369
Distributions to shareholders:
Class A	—	(149,940)
Class C	—	(63,225)
Class R6	(737)	(14,945)
Class S	(47,565)	(765,868)
Institutional Class	(51,578)	(1,120,729)
Total distributions	(99,880)	(2,114,707)
Fund share transactions:
Proceeds from shares sold	3,005,732	7,484,089
Reinvestment of distributions	96,552	1,997,274
Payments for shares redeemed	(9,799,311)	(60,206,055)
Net increase (decrease) in net assets from Fund share transactions	(6,697,027)	(50,724,692)
Increase (decrease) in net assets	(7,287,728)	(34,648,030)
Net assets at beginning of period	65,103,101	99,751,131
Net assets at end of period	$57,815,373	$65,103,101

The accompanying notes are an integral part of the financial statements.

DWS Emerging Markets Equity Fund	|	11

Financial Highlights
DWS Emerging Markets Equity Fund — Class A
	Six Months Ended 4/30/25	Years Ended October 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$18.56	$15.38	$14.64	$22.37	$21.32	$19.59
Income (loss) from investment operations:
Net investment income (loss)[a]	(.01 )	.16	.18	.37	.17	.14
Net realized and unrealized gain (loss)	(.15 )	3.36	.88	(7.77)	1.14	1.96
Total from investment operations	(.16 )	3.52	1.06	(7.40)	1.31	2.10
Less distributions from:
Net investment income	—	(.34 )	(.32 )	(.33 )	(.26 )	(.37 )
Net asset value, end of period	$18.40	$18.56	$15.38	$14.64	$22.37	$21.32
Total Return (%)[b,c]	(.86 )*	23.12	7.12	(33.54)	6.07	10.75
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	7	7	7	8	23	18
Ratio of expenses before expense reductions (%)	1.77 **	1.67	1.47	1.33	1.28	1.31
Ratio of expenses after expense reductions (%)	1.17 **	1.19	1.16	1.15	1.15	1.15
Ratio of net investment income (loss) (%)	(.07 )**	.90	1.07	1.94	.68	.73
Portfolio turnover rate (%)	48 *	61	64	51	94	57

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

12	|	DWS Emerging Markets Equity Fund

DWS Emerging Markets Equity Fund — Class C
	Six Months Ended 4/30/25	Years Ended October 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$16.47	$13.65	$12.99	$19.85	$18.92	$17.38
Income (loss) from investment operations:
Net investment income (loss)[a]	(.07 )	.02	.05	.21	(.01 )	(.00 )*
Net realized and unrealized gain (loss)	(.13 )	2.99	.78	(6.92)	1.01	1.72
Total from investment operations	(.20 )	3.01	.83	(6.71)	1.00	1.72
Less distributions from:
Net investment income	—	(.19 )	(.17 )	(.15 )	(.07 )	(.18 )
Net asset value, end of period	$16.27	$16.47	$13.65	$12.99	$19.85	$18.92
Total Return (%)[b,c]	(1.21)**	22.20	6.42	(34.09)	5.32	9.89
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	2	4	3	6	4
Ratio of expenses before expense reductions (%)	2.47 ***	2.32	2.11	2.02	1.99	2.02
Ratio of expenses after expense reductions (%)	1.92 ***	1.94	1.91	1.90	1.90	1.90
Ratio of net investment income (loss) (%)	(.88 )***	.11	.32	1.28	(.05 )	(.00 )****
Portfolio turnover rate (%)	48 **	61	64	51	94	57

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
****	Amount is less than .005%.
The accompanying notes are an integral part of the financial statements.

DWS Emerging Markets Equity Fund	|	13

DWS Emerging Markets Equity Fund — Class R6
	Six Months Ended 4/30/25	Years Ended October 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$18.83	$15.61	$14.85	$22.70	$21.63	$19.87
Income (loss) from investment operations:
Net investment income[a]	.02	.19	.21	.45	.27	.19
Net realized and unrealized gain (loss)	(.15 )	3.41	.92	(7.92)	1.12	2.00
Total from investment operations	(.13 )	3.60	1.13	(7.47)	1.39	2.19
Less distributions from:
Net investment income	(.04 )	(.38 )	(.37 )	(.38 )	(.32 )	(.43 )
Net asset value, end of period	$18.66	$18.83	$15.61	$14.85	$22.70	$21.63
Total Return (%)[b]	(.67 )*	23.44	7.46	(33.40)	6.36	11.06
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	336	313	637	460	846	126
Ratio of expenses before expense reductions (%)	1.33 **	1.25	1.05	.95	.90	1.26
Ratio of expenses after expense reductions (%)	.92 **	.94	.91	.90	.90	.90
Ratio of net investment income (%)	.20 **	1.11	1.27	2.34	1.11	.95
Portfolio turnover rate (%)	48 *	61	64	51	94	57

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

14	|	DWS Emerging Markets Equity Fund

DWS Emerging Markets Equity Fund — Class S
	Six Months Ended 4/30/25	Years Ended October 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$18.83	$15.60	$14.85	$22.69	$21.63	$19.87
Income (loss) from investment operations:
Net investment income[a]	.01	.19	.21	.41	.19	.19
Net realized and unrealized gain (loss)	(.15 )	3.41	.89	(7.88)	1.17	1.98
Total from investment operations	(.14 )	3.60	1.10	(7.47)	1.36	2.17
Less distributions from:
Net investment income	(.03 )	(.37 )	(.35 )	(.37 )	(.30 )	(.41 )
Net asset value, end of period	$18.66	$18.83	$15.60	$14.85	$22.69	$21.63
Total Return (%)[b]	(.70 )*	23.35	7.30	(33.43)	6.27	10.92
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	30	32	34	47	128	191
Ratio of expenses before expense reductions (%)	1.53 **	1.43	1.22	1.10	1.04	1.09
Ratio of expenses after expense reductions (%)	1.00 **	1.02	.99	.98	.98	.98
Ratio of net investment income (%)	.10 **	1.07	1.28	2.13	.75	.99
Portfolio turnover rate (%)	48 *	61	64	51	94	57

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Emerging Markets Equity Fund	|	15

DWS Emerging Markets Equity Fund — Institutional Class
	Six Months Ended 4/30/25	Years Ended October 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$18.81	$15.59	$14.83	$22.67	$21.61	$19.86
Income (loss) from investment operations:
Net investment income[a]	.01	.19	.23	.43	.24	.21
Net realized and unrealized gain (loss)	(.15 )	3.41	.90	(7.89)	1.14	1.97
Total from investment operations	(.14 )	3.60	1.13	(7.46)	1.38	2.18
Less distributions from:
Net investment income	(.04 )	(.38 )	(.37 )	(.38 )	(.32 )	(.43 )
Net asset value, end of period	$18.63	$18.81	$15.59	$14.83	$22.67	$21.61
Total Return (%)[b]	(.67 )*	23.40	7.47	(33.43)	6.36	11.02
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	19	24	54	117	308	216
Ratio of expenses before expense reductions (%)	1.40 **	1.29	1.10	.99	.98	1.00
Ratio of expenses after expense reductions (%)	.92 **	.94	.91	.90	.90	.90
Ratio of net investment income (%)	.15 **	1.07	1.34	2.25	.96	1.05
Portfolio turnover rate (%)	48 *	61	64	51	94	57

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

16	|	DWS Emerging Markets Equity Fund

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Emerging Markets Equity Fund (the “Fund” ) is a diversified series of Deutsche DWS International Fund, Inc. (the “Corporation” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Maryland corporation.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

DWS Emerging Markets Equity Fund	|	17

Operating Segment. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer, acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own

18	|	DWS Emerging Markets Equity Fund

assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars

DWS Emerging Markets Equity Fund	|	19

at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended April 30, 2025, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.12% annualized effective rate as of April 30, 2025) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral

20	|	DWS Emerging Markets Equity Fund

received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of April 30, 2025, the Fund had securities on loan, which were classified as equity securities in the Investment Portfolio. The value of the related collateral exceeded the value of the security loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
At October 31, 2024, the Fund had net tax basis capital loss carryforwards of $77,628,754 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
At April 30, 2025, the aggregate cost of investments for federal income tax purposes was $40,752,348. The net unrealized appreciation for all investments based on tax cost was $18,601,808. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $20,386,462 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $1,784,654.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended October 31, 2024, remains subject to examination by taxing authorities. Specific to foreign countries in which the Fund invests, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which the Fund invests.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

DWS Emerging Markets Equity Fund	|	21

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and income related to restructuring of certain securities. The Fund may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Corporation arising in connection with a specific fund are allocated to that fund. Other Corporation expenses which cannot be directly attributed to a fund are apportioned among the funds in the Corporation based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the six months ended April 30, 2025, purchases and sales of investment securities (excluding short-term investments) aggregated $28,895,355 and $36,283,155, respectively.

22	|	DWS Emerging Markets Equity Fund

C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor.
DWS International GmbH a direct, wholly owned subsidiary of DWS Group, serves as subadvisor to the Fund. Pursuant to a subadvisory agreement between DIMA and DWS International GmbH, DIMA, not the Fund, compensates DWS International GmbH for the services it provides to the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.70%.
For the period from November 1, 2024 through February 28, 2026, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.15%
Class C	1.90%
Class R6	.90%
Class S	.98%
Institutional Class	.90%
For the six months ended April 30, 2025, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$20,365
Class C	3,973
Class R6	658
Class S	80,046
Institutional Class	50,794
$155,836

DWS Emerging Markets Equity Fund	|	23

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2025, the Administration Fee was $29,444, of which $4,451 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2025, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at April 30, 2025
Class A	$3,801	$1,293
Class C	225	78
Class R6	50	25
Class S	19,243	6,581
Institutional Class	286	93
	$23,605	$8,070
In addition, for the six months ended April 30, 2025, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$3,921
Class C	985
Class S	15,133
Institutional Class	10,067
$30,106
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements

24	|	DWS Emerging Markets Equity Fund

with various firms at various rates for sales of Class C shares. For the six months ended April 30, 2025, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at April 30, 2025
Class C	$5,491	$722
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2025, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at April 30, 2025	Annualized Rate
Class A	$8,249	$2,932.24%
Class C	1,831	122.25%
	$10,080	$3,054
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2025 aggregated $305.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended April 30, 2025, there was no CDSC for Class C Shares. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended April 30, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $548, of which $195 is unpaid.
Directors' Fees and Expenses. The Fund paid retainer fees to each Director not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity,

DWS Emerging Markets Equity Fund	|	25

diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
D.
Investing in Emerging Markets
Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets. There is also substantially less publicly available information about emerging market issuers than there is about issuers in developed countries. Therefore, disclosure of certain material information may not be made, and less information may be available to the Fund and other investors than would be the case if the Fund’s investments were restricted to securities of issuers in developed countries. Investments in emerging markets are often considered speculative.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 25 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2025.

26	|	DWS Emerging Markets Equity Fund

F.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	8,404	$154,289	17,091	$298,595
Class C	159	2,580	11,284	164,844
Class R6	1,578	29,231	3,694	64,714
Class S	56,961	1,080,725	99,872	1,762,793
Institutional Class	93,174	1,738,907	296,850	5,193,143
		$3,005,732		$7,484,089
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	8,757	$145,923
Class C	—	—	4,220	62,839
Class R6	40	737	886	14,945
Class S	2,371	44,242	42,472	717,025
Institutional Class	2,768	51,573	62,697	1,056,542
		$96,552		$1,997,274
Shares redeemed
Class A	(28,290)	$(523,142)	(103,110)	$(1,782,106)
Class C	(34,946)	(576,019)	(236,732)	(3,568,897)
Class R6	(219)	(4,023)	(28,774)	(484,405)
Class S	(156,935)	(2,912,456)	(598,833)	(10,639,544)
Institutional Class	(308,824)	(5,783,671)	(2,545,930)	(43,731,103)
		$(9,799,311)		$(60,206,055)
Net increase (decrease)
Class A	(19,886)	$(368,853)	(77,262)	$(1,337,588)
Class C	(34,787)	(573,439)	(221,228)	(3,341,214)
Class R6	1,399	25,945	(24,194)	(404,746)
Class S	(97,603)	(1,787,489)	(456,489)	(8,159,726)
Institutional Class	(212,882)	(3,993,191)	(2,186,383)	(37,481,418)
		$(6,697,027)		$(50,724,692)

DWS Emerging Markets Equity Fund	|	27

Shareholders Meeting Results(Unaudited)
A Special Meeting of Shareholders of DWS Emerging Market Equity Fund was held on November 21, 2024. At the meeting, the following matter was voted upon by the shareholders (the resulting votes are presented below):
1.
Election of Board Members.
	Number of Votes:
Trustee	For	Withheld	Broker Non-Votes*
Jennifer S. Conrad	12,691,649.998	667,715.266	0.000
Mary Schmid Daugherty	12,696,417.249	662,948.015	0.000
Keith R. Fox	12,534,331.985	825,033.279	0.000
Chad D. Perry	12,682,135.565	677,229.699	0.000
Rebecca W. Rimel	12,454,506.977	904,858.287	0.000
Catherine Schrand	12,675,086.446	684,278.818	0.000
Proposal 1 reflects trust-wide proposal and voting results. Each Board member was elected at the Special Shareholder Meeting.
While not submitted to shareholders for election at the Special Meeting of Shareholders, Dawn-Marie Driscoll, Richard J. Herring and William N. Searcy, Jr. each continued to serve as Board members until their retirements on December 31, 2024.
* Broker non-votes are proxies received from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote in a particular matter.

28	|	DWS Emerging Markets Equity Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Directors (hereinafter referred to as the “Board”  or “Directors” ) approved the renewal of DWS Emerging Markets Equity Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) and sub-advisory agreement (the “Sub-Advisory Agreement”  and together with the Agreement, the “Agreements” ) between DIMA and DWS International GmbH (“DWS International” ), an affiliate of DIMA, in September 2024.
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—
During the entire process, all of the Fund’s Directors were independent of DIMA and its affiliates (the “Independent Directors” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Directors regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA and DWS International are part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.

DWS Emerging Markets Equity Fund	|	29

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and DWS International’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and DWS International provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including DWS International. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2023, the Fund’s performance (Class A shares) was in the 4th quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2023. The Board noted the underperformance of the Fund in recent periods and continued to discuss with senior management of DIMA and DWS International the factors contributing to such underperformance and, where needed, the actions being taken to improve performance. The Board noted certain changes in the Fund’s portfolio management team that were made effective October 1, 2023, in

30	|	DWS Emerging Markets Equity Fund

connection with the effectiveness of the Sub-Advisory Agreement with DWS International, and further changes that were made effective March 1, 2024. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2023). With respect to the sub-advisory fee paid to DWS International, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2023, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and DWS International.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the

DWS Emerging Markets Equity Fund	|	31

estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to

32	|	DWS Emerging Markets Equity Fund

compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Directors may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Directors and counsel present.
DEMEF-BFE2024

DWS Emerging Markets Equity Fund	|	33

DEMEF-NCSRS

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

See Item 7(a)

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Emerging Markets Equity Fund, a series of Deutsche DWS International Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	6/27/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	6/27/2025

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	6/27/2025